OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated June 25, 2008

to the Statement of Additional Information dated April 7, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces, in its entirety, the table entitled “Interested Trustee and Advisory Trustee” under the heading “Trustees and Officers of the Trust” in the SAI:

Interested Trustee and Advisory Trustee

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian F. Sluyters ** (Age: 47)	Interested Trustee, President, and Principal Executive Officer	Trustee, President, and Principal Executive Officer since 2006	President and Chief Executive Officer, Old Mutual Capital, Inc., June 17, 2008 – present. President and Chief Operating Officer, Old Mutual Capital, Inc., October 1, 2006 – June 16, 2008. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.	30	Director and Chairman, Old Mutual Capital, Inc.; Trustee, Old Mutual Investment Partners and Old Mutual Fund Services
Walter W. Driver, Jr.*** (Age: 62)	Advisory Trustee	Advisory Trustee since 2006	Chairman – Southeast, Goldman Sachs & Co., since January 2006. Chairman, King & Spalding LLP (law firm), 1970 - January 2006.	30	Total Systems Services, Inc.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**	Mr. Sluyters is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Adviser.

***

Mr. Driver commenced service as a Trustee in May 2005. Effective January 20, 2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights.

Distributor: Old Mutual Investment Partners

R-08-298 06/2008

OLD MUTUAL FUNDS I

OLD MUTUAL ANALYTIC VA DEFENSIVE EQUITY PORTFOLIO

OLD MUTUAL ANALYTIC VA GLOBAL DEFENSIVE EQUITY PORTFOLIO

Supplement dated June 25, 2008

to the Statement of Additional Information dated April 7, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I. You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces, in its entirety, the table entitled “Interested Trustee and Advisory Trustee” under the heading “Trustees and Officers of the Trust” in the SAI:

Interested Trustee and Advisory Trustee

Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Julian F. Sluyters ** (Age: 47)	Interested Trustee, President, and Principal Executive Officer	Trustee, President, and Principal Executive Officer since 2006	President and Chief Executive Officer, Old Mutual Capital, Inc., June 17, 2008 – Present. President and Chief Operating Officer, Old Mutual Capital, Inc., October 1, 2006 – June 16, 2008. President and Chief Executive Officer, Scudder family of funds, 2004 – December 2005. Managing Director, UBS Global Asset Management, and President and Chief Executive Officer, UBS Fund Services, 2001 – 2003.	30	Director and Chairman, Old Mutual Capital, Inc.; Trustee, Old Mutual Investment Partners and Old Mutual Fund Services
Walter W. Driver, Jr.*** (Age: 62)	Advisory Trustee	Advisory Trustee since 2006	Chairman – Southeast, Goldman Sachs & Co., since January 2006. Chairman, King & Spalding LLP (law firm), 1970 - January 2006.	30	Total Systems Services, Inc.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.
**	Mr. Sluyters is a Trustee who may be deemed to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Adviser.
***

Mr. Driver commenced service as a Trustee in May 2005. Effective January 20, 2006, he resigned as a Trustee. Effective January 23, 2006, the Board appointed Mr. Driver an Advisory Trustee of the Trust, with no voting rights.

Distributor: Old Mutual Investment Partners

R-08-299 06/2008

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